UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4765

Dreyfus Premier New York AMT-Free Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/08

FORM N-CSR

Item 1. Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
21	Financial Highlights
24	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Premier
New York AMT-Free
Municipal Bond Fund

A LETTER FROM THE CEO

Dear Shareholder:

We present to you this semiannual report for Dreyfus Premier New York AMT-Free Municipal Bond Fund, covering the six-month period from December 1, 2007, through May 31, 2008.

Although the U.S. economy has teetered on the brink of recession and the financial markets have encountered heightened volatility in an ongoing credit crisis, the Federal Reserve Board’s aggressive easing of monetary policy and innovative measures to inject liquidity into the banking system appear to have reassured many investors and economists. With that, 2008 has certainly proven to be one of the more memorable for the municipal markets. Despite concerns stemming from the Auction-Rate securities markets and the recent Supreme Court decision in support of the legality of state and local municipals’ tax-exempt status, the general municipal markets have rallied strongly over the last few months as price dislocations have dissipated.

At Dreyfus, we believe that the current economic downturn is likely to be relatively brief by historical standards, but the ensuing recovery may be gradual and prolonged as financial deleveraging and housing price deflation continue to weigh on economic activity.The implications of our economic outlook for the municipal bond market generally are positive, especially since, on a relative basis, municipal securities remain attractively valued compared to taxable alternatives.Your financial advisor can help you assess current risks and take advantage of these opportunities within the context of your overall investment portfolio.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2007, through May 31, 2008, as provided by Monica S.Wieboldt, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2008, Class A, B and C shares of Dreyfus Premier New York AMT-Free Municipal Bond Fund produced total returns of 1.27%, 1.04% and 0.88%, respectively.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 1.44% for the same period.2 In addition, the average total return for all funds reported in the Lipper New York Municipal Debt Funds category was 0.61% .3

Despite weakness stemming from a fixed-income credit crisis and struggling U.S. economy, municipal bonds generally posted positive absolute returns during the reporting period due to a market rally during the spring of 2008.While the fund underperformed its Index, the fund produced higher returns than its Lipper category average, as our conservative credit criteria sheltered it from the full brunt of market weakness.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital.To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes. The fund also seeks to provide income exempt from the federal alternative minimum tax (“AMT”).The fund will invest at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and the municipal bond’s potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation to either discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

Credit and Economic Concerns Hurt Investor Sentiment

The first half of the reporting period was challenging for municipal bond investors, as a credit crisis that began in the sub-prime mortgage market spread to other asset classes.Although municipal bonds have no direct exposure to sub-prime mortgages, several major bond insurers suffered massive sub-prime related losses, causing investors to question the value of insurance on municipal bonds. In addition, highly leveraged institutional investors were forced to sell creditworthy investments, including municipal bonds, to meet margin calls.

Investors adopted more cautious attitudes toward risk during the downturn, flocking to U.S.Treasury securities and money market instruments. As a result, municipal bond yields during the first three months of the reporting period were, at times, higher than those of comparable taxable Treasuries. Investors later recognized that high-quality municipal bonds offered attractive values, and a market rally ensued.

Municipal bonds also were influenced by the U.S. economic slowdown, which prompted the Federal Reserve Board to reduce the federal funds rate from 4.50% to 2% over the reporting period.As short-term interest rates fell, yield differences widened substantially along the market’s maturity range.

Higher-Quality Holdings Supported Returns

Extensive research by our credit analysts helped the fund avoid many of the problems that arose during the reporting period. The fund received particularly strong contributions from bonds backed by revenues from municipal utilities, as well as from holdings for which funds have been put in escrow for early redemption.A focus on bonds with maturities in the 20- to 25-year range helped the fund avoid weakness at the long end of the spectrum.

Although both New York state and New York City have balanced their budgets for this fiscal year, the U.S. economy and business conditions for Wall Street firms remained weak as of the reporting period’s end, sparking concerns that New York state and New York City will have to deal with tighter financial constraints in the near future.Therefore, we have maintained the fund’s conservative investment posture, including a focus on issues that have good liquidity characteristics.

June 16, 2008

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-New York residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors in 2007. Capital gains, if any, are fully taxable. Return figures provided reflect the absorption of certain expenses by
The Dreyfus Corporation pursuant to an agreement in effect until July 31, 2008, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s return would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged and geographically unrestricted total return performance benchmark for the long-term, investment-
grade, tax-exempt bond market. Index returns do not reflect the fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier New York AMT-Free Municipal Bond Fund from December 1, 2007 to May 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2008
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.38	$ 6.89	$ 8.14
Ending value (after expenses)	$1,012.70	$1,010.40	$1,008.80

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2008
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.39	$ 6.91	$ 8.17
Ending value (after expenses)	$1,020.65	$1,018.15	$1,016.90

† Expenses are equal to the fund’s annualized expense ratio of .87% for Class A, 1.37% for Class B and 1.62% for Class C; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS May 31, 2008 (Unaudited)
Long-Term Municipal	Coupon	Maturity	Principal
Investments—92.5%	Rate (%)	Date	Amount ($)	Value ($)

New York—83.3%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the
City of Albany Project)	5.25	11/15/27	2,000,000	2,007,340
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Bard College
Civic Facility)	5.00	8/1/22	775,000	802,040
Hempstead Industrial Development
Agency, Civic Facility Revenue
(Adelphi University Civic Facility)	5.00	10/1/30	1,565,000	1,584,062
Hempstead Industrial Development
Agency, Civic Facility Revenue
(Adelphi University Civic Facility)	5.00	10/1/35	1,500,000	1,509,240
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue (Insured; FGIC)	5.00	2/15/47	1,500,000	1,472,925
Huntington Housing Authority,
Senior Housing Facility
Revenue (Gurwin Jewish Senior
Residences Project)	6.00	5/1/29	1,370,000	1,298,911
Long Island Power Authority,
Electric System General
Revenue (Insured; FGIC)	5.00	12/1/19	1,000,000	1,039,690
Metropolitan Transportation
Authority, Revenue
(Insured; AMBAC)	5.50	11/15/18	4,000,000	4,326,480
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FSA)	5.13	1/1/12	1,225,000 [a]	1,320,415
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FSA)	5.13	7/1/12	1,775,000 [a]	1,928,608
Metropolitan Transportation
Authority, Transportation Revenue	5.00	11/15/31	1,500,000	1,515,420
Nassau County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Amsterdam at
Harborside Project)	6.50	1/1/27	1,250,000	1,233,337

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York City	6.75	2/1/09	140,000	144,518
New York City	5.38	12/1/11	850,000 [a]	926,730
New York City	5.00	11/1/19	2,000,000	2,097,520
New York City	5.38	12/1/20	150,000	159,196
New York City	5.00	8/1/21	2,000,000	2,080,960
New York City	5.50	8/1/21	2,000,000	2,156,540
New York City	5.25	8/15/24	1,420,000	1,480,151
New York City Housing Development
Corporation, Capital Fund
Program Revenue (New York City
Housing Authority Program)
(Insured; FGIC)	5.00	7/1/25	1,000,000	1,017,260
New York City Industrial
Development Agency, Civic
Facility Revenue (Vaughn
College of Aeronautics and
Technology Project)	5.25	12/1/36	1,000,000	824,830
New York City Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater New York Project)	5.00	8/1/36	3,000,000	3,007,770
New York City Industrial Development
Agency, Liberty Revenue
(7 World Trade Center Project)	6.25	3/1/15	2,000,000	2,024,040
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; FGIC)	5.00	7/15/25	1,000,000	1,041,900
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; FGIC)	5.00	7/15/36	2,000,000	2,043,460
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	6.00	5/15/10	450,000 [a]	487,413
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/25	1,205,000	1,259,611
New York Liberty Development
Corporation, Revenue (National
Sports Museum Project)	6.13	2/15/19	1,000,000	1,005,920

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, Catholic Health
Services of Long Island
Obligated Group Revenue (Saint
Francis Hospital Project)	5.00	7/1/21	2,000,000	2,018,700
New York State Dormitory
Authority, FHA-Insured
Mortgage HR (The Long Island
College Hospital)	6.00	8/15/15	1,875,000	1,994,887
New York State Dormitory
Authority, FHA-Insured
Mortgage HR (The New York and
Presbyterian Hospital)
(Insured; FSA)	5.25	8/15/27	1,000,000	1,039,610
New York State Dormitory
Authority, Insured Revenue
(Manhattan College)
(Insured; Radian)	5.50	7/1/16	975,000	1,042,519
New York State Dormitory
Authority, Insured Revenue
(New York University)
(Insured; AMBAC)	5.00	7/1/32	1,345,000	1,362,593
New York State Dormitory
Authority, LR (State
University Educational
Facilities) (Insured; FGIC)	5.50	7/1/11	1,000,000 [a]	1,085,910
New York State Dormitory Authority,
Revenue (Columbia University)	5.00	7/1/31	2,000,000	2,078,080
New York State Dormitory
Authority, Revenue
(Consolidated City
University System)	5.63	7/1/16	4,000,000	4,452,440
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; FGIC)	5.75	7/1/16	1,000,000	1,051,140
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; FSA)	5.75	7/1/18	1,000,000	1,133,550

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/24	2,000,000	2,104,460
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/35	2,000,000	2,060,240
New York State Dormitory
Authority, Revenue (Long
Island University)	5.50	9/1/20	1,585,000	1,644,786
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)	5.00	7/1/35	1,000,000	1,024,000
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.00	2/15/28	880,000	897,882
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Insured; XLCA)	4.76	2/15/31	25,000 [b]	25,000
New York State Dormitory
Authority, Revenue (Miriam
Osborne Memorial Home)
(Insured; ACA)	6.88	7/1/19	1,000,000	1,040,420
New York State Dormitory
Authority, Revenue (Mount Sinai
NYU Health Obligated Group)	5.50	7/1/26	2,000,000	2,000,140
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/24	1,750,000	1,753,535
New York State Dormitory
Authority, Revenue (New York
State Department of Health)
(Insured; CIFG)	5.00	7/1/25	2,500,000	2,571,975
New York State Dormitory
Authority, Revenue (North
Shore-Long Island Jewish
Obligated Group)	5.00	5/1/25	2,750,000	2,774,502
New York State Dormitory
Authority, Revenue (NYU
Hospitals Center)	5.25	7/1/24	1,000,000	973,480

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, Revenue (NYU
Hospitals Center)	5.00	7/1/26	1,000,000	924,240
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	1,500,000	1,513,215
New York State Dormitory
Authority, Revenue (State
University Educational Facilities)	5.88	5/15/17	2,000,000	2,263,880
New York State Dormitory
Authority, Revenue (University
of Rochester)	5.00	7/1/34	2,870,000	2,916,350
New York State Dormitory
Authority, South Nassau
Communities HR (Winthrop South
Nassau University Health
System Obligated Group)	5.50	7/1/23	1,650,000	1,677,687
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.38	3/15/13	1,000,000 [a]	1,106,400
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/23	1,500,000	1,590,765
New York State Thruway Authority,
General Revenue (Insured; FGIC)	5.00	1/1/27	3,000,000	3,127,500
New York State Thruway
Authority, Second General
Highway and Bridge
Trust Fund Bonds	5.00	4/1/25	2,000,000	2,098,900
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/27	2,000,000	2,086,280
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/19	3,000,000	3,204,870
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/22	2,000,000	2,112,620

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Thruway Authority,
State Personal Income Tax
Revenue (Transportation)	5.25	3/15/27	1,000,000	1,067,330
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (Economic
Development and Housing)
(Insured; AMBAC)	5.00	12/15/23	2,000,000	2,103,800
New York State Urban Development
Corporation, State Personal Income
Tax Revenue (State Facilities and
Equipment) (Insured; FGIC)	5.50	3/15/13	2,450,000 [a]	2,724,253
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP Facility)	5.55	11/15/15	1,970,000	1,933,575
Orange County Industrial
Development Agency, Life Care
Community Revenue
(Glenn Arden Inc. Project)	5.63	1/1/18	1,000,000	964,090
Port Authority of New York and New
Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/23	2,000,000	2,100,720
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	5.00	1/1/31	1,000,000	1,028,560
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	5.00	1/1/36	1,000,000	1,024,690
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union College Project)	5.00	7/1/26	1,380,000	1,430,066
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds (State
Contingency Contract Secured)	5.50	6/1/21	3,000,000	3,156,360

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Triborough Bridge and
Tunnel Authority,
General Purpose Revenue	6.00	1/1/12	2,000,000	2,146,760
Triborough Bridge and Tunnel
Authority, Subordinate Revenue
(Insured; MBIA, Inc.)	5.00	11/15/32	2,000,000	2,019,840
Watervliet Housing Authority,
Residential Housing Revenue
(Beltrone Living Center Project)	6.00	6/1/08	1,000,000 [a]	1,020,110
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/45	1,200,000	1,058,268
U.S. Related—9.2%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	6.00	7/1/10	2,000,000 [a]	2,121,440
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.88	7/1/35	1,000,000	988,190
Puerto Rico Aqueduct and
Sewer Authority,
Revenue (Senior Lien)	6.00	7/1/38	2,000,000	2,119,420
Puerto Rico Aqueduct and
Sewer Authority, Revenue
(Senior Lien) (Insured;
Assured Guaranty)	5.00	7/1/28	1,000,000	1,031,140
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/14	1,000,000	1,030,740
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/16	1,180,000 [a]	1,337,176
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.63	7/1/10	2,000,000 [a]	2,156,500
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA, Inc.)	5.75	7/1/10	1,500,000 [a]	1,621,170

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/46	1,000,000	958,950
Virgin Islands Water and Power
Authority, Electric System
Subordinated Revenue	5.00	7/1/26	665,000	664,189
Total Long-Term
Municipal Investments
(cost $138,110,455)				140,356,180

Short-Term Municipal
Investments—6.3%

New York;
New York City
(Insured; AMBAC and Liquidity
Facility; KBC Bank)	2.17	6/7/08	7,800,000 [c]	7,800,000
New York City
(LOC; JPMorgan Chase Bank)	1.25	6/1/08	200,000 [c]	200,000
New York City
(LOC; JPMorgan Chase Bank)	1.25	6/1/08	300,000 [c]	300,000
New York City
(LOC; JPMorgan Chase Bank)	1.25	6/1/08	200,000 [c]	200,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Citigroup Global
Market Holdings)	1.24	6/1/08	1,000,000 [c]	1,000,000
Total Short-Term Municipal Investments
(cost $9,500,000)				9,500,000

Total Investments (cost $147,610,455)			98.8%	149,856,180
Cash and Receivables (Net)			1.2%	1,856,610
Net Assets			100.0%	151,712,790

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Variable rate security—interest rate subject to periodic change.
[c] Securities payable on demand.Variable interest rate—subject to periodic change.

14

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	39.6
AA		Aa		AA	28.2
A		A		A	10.4
BBB		Baa		BBB	13.5
BB		Ba		BB	2.2
F1		MIG1/P1		SP1/A1	1.1
Not Rated [d]		Not Rated [d]		Not Rated [d]	5.0
					100.0

†	Based on total investments.
[d]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

16

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2008 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		147,610,455	149,856,180
Interest receivable			2,252,280
Receivable for shares of Beneficial Interest subscribed			238,185
Prepaid expenses			21,093
			152,367,738

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			119,179
Cash overdraft due to Custodian			148,494
Payable for shares of Beneficial Interest redeemed			346,621
Accrued expenses			40,654
			654,948

Net Assets ($)			151,712,790

Composition of Net Assets ($):
Paid-in capital			149,896,450
Accumulated undistributed investment income—net			805
Accumulated net realized gain (loss) on investments			(430,190)
Accumulated net unrealized appreciation
(depreciation) on investments			2,245,725

Net Assets ($)			151,712,790

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	133,266,449	8,965,382	9,480,959
Shares Outstanding	9,328,087	627,582	663,631

Net Asset Value Per Share ($)	14.29	14.29	14.29

See notes to financial statements.

The Fund 17

STATEMENT OF OPERATIONS Six Months Ended May 31, 2008 (Unaudited)
Investment Income ($):
Interest Income	3,589,443
Expenses:
Management fee—Note 3(a)	416,382
Shareholder servicing costs—Note 3(c)	233,888
Distribution fees—Note 3(b)	57,734
Professional fees	36,001
Interest and expense related to
floating rate notes issued—Note 4	17,314
Registration fees	16,456
Prospectus and shareholders’ reports	11,046
Custodian fees—Note 3(c)	8,515
Trustees’ fees and expenses—Note 3(d)	3,889
Loan commitment fees—Note 2	311
Miscellaneous	15,446
Total Expenses	816,982
Less—reduction in management fee
due to undertaking—Note 3(a)	(96,372)
Less—reduction in fees due to
earnings credits—Note 1(b)	(1,751)
Net Expenses	718,859
Investment Income—Net	2,870,584

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(551,448)
Net unrealized appreciation (depreciation) on investments	(526,144)
Net Realized and Unrealized Gain (Loss) on Investments	(1,077,592)
Net Increase in Net Assets Resulting from Operations	1,792,992

See notes to financial statements.

18

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2008	Year Ended
	(Unaudited)	November 30, 2007

Operations ($):
Investment income—net	2,870,584	6,167,354
Net realized gain (loss) on investments	(551,448)	619,568
Net unrealized appreciation
(depreciation) on investments	(526,144)	(5,346,227)
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,792,992	1,440,695

Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(2,564,231)	(5,411,629)
Class B Shares	(168,853)	(519,048)
Class C Shares	(136,695)	(236,910)
Net realized gain on investments:
Class A Shares	(383,317)	(280,491)
Class B Shares	(30,898)	(36,866)
Class C Shares	(22,918)	(12,714)
Total Dividends	(3,306,912)	(6,497,658)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	23,643,171	20,424,484
Class B Shares	197,718	20,580
Class C Shares	2,316,048	2,868,684
Dividends reinvested:
Class A Shares	2,288,202	4,392,925
Class B Shares	133,052	351,742
Class C Shares	120,546	188,931
Cost of shares redeemed:
Class A Shares	(26,233,610)	(28,232,515)
Class B Shares	(2,408,046)	(8,101,259)
Class C Shares	(906,043)	(1,354,276)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(848,962)	(9,440,704)
Total Increase (Decrease) in Net Assets	(2,362,882)	(14,497,667)

Net Assets ($):
Beginning of Period	154,075,672	168,573,339
End of Period	151,712,790	154,075,672
Undistributed investment income—net	805	—

The Fund 19

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	May 31, 2008	Year Ended
	(Unaudited)	November 30, 2007

Capital Share Transactions:
Class A [a]
Shares sold	1,650,639	1,400,215
Shares issued for dividends reinvested	161,014	301,742
Shares redeemed	(1,833,573)	(1,937,127)
Net Increase (Decrease) in Shares Outstanding	(21,920)	(235,170)

Class B [a]
Shares sold	13,698	1,406
Shares issued for dividends reinvested	9,359	24,128
Shares redeemed	(168,212)	(556,040)
Net Increase (Decrease) in Shares Outstanding	(145,155)	(530,506)

Class C
Shares sold	161,262	196,809
Shares issued for dividends reinvested	8,488	12,985
Shares redeemed	(63,179)	(93,084)
Net Increase (Decrease) in Shares Outstanding	106,571	116,710

[a]	During the period ended May 31, 2008, 70,902 Class B shares representing $1,017,352, were automatically converted to 70,893 Class A shares and during the period ended November 30, 2007, 296,399 Class B shares representing $4,325,569 were automatically converted to 296,362 Class A shares.
See notes to financial statements.

20

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2008			Year Ended November 30,

Class A Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	14.43	14.88	14.80	15.00	15.33	15.11
Investment Operations:
Investment income—net [a]	.28	.57	.57	.56	.58	.60
Net realized and unrealized
gain (loss) on investments	(.10)	(.42)	.33	(.17)	(.17)	.30
Total from Investment Operations	.18	.15	.90	.39	.41	.90
Distributions:
Dividends from
investment income—net	(.28)	(.57)	(.58)	(.56)	(.58)	(.60)
Dividends from net realized
gain on investments	(.04)	(.03)	(.24)	(.03)	(.16)	(.08)
Total Distributions	(.32)	(.60)	(.82)	(.59)	(.74)	(.68)
Net asset value, end of period	14.29	14.43	14.88	14.80	15.00	15.33

Total Return (%) [b]	1.27[c]	1.06	6.25	2.58	2.71	6.11

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.00[d]	1.00	.98	.98	1.00	1.02
Ratio of net expenses
to average net assets	.87[d]	.89	.88	.96	1.00	1.02
Ratio of net investment income
to average net assets	3.87[d]	3.93	3.94	3.70	3.81	3.94
Portfolio Turnover Rate	24.12[c]	17.81	30.45	52.26	21.53	44.33

Net Assets, end of period
($ x 1,000)	133,266	134,892	142,631	144,978	153,173	160,371

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
[d]	Annualized.
See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2008			Year Ended November 30,

Class B Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	14.43	14.88	14.79	15.00	15.33	15.11
Investment Operations:
Investment income—net [a]	.24	.49	.50	.48	.50	.53
Net realized and unrealized
gain (loss) on investments	(.10)	(.41)	.33	(.18)	(.17)	.29
Total from Investment Operations	.14	.08	.83	.30	.33	.82
Distributions:
Dividends from
investment income—net	(.24)	(.50)	(.50)	(.48)	(.50)	(.52)
Dividends from net realized
gain on investments	(.04)	(.03)	(.24)	(.03)	(.16)	(.08)
Total Distributions	(.28)	(.53)	(.74)	(.51)	(.66)	(.60)
Net asset value, end of period	14.29	14.43	14.88	14.79	15.00	15.33

Total Return (%) [b]	1.04[c]	.53	5.71	2.06	2.18	5.57

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.54[d]	1.53	1.50	1.50	1.51	1.52
Ratio of net expenses
to average net assets	1.37[d]	1.39	1.38	1.48	1.51	1.52
Ratio of net investment income
to average net assets	3.41[d]	3.41	3.43	3.19	3.30	3.43
Portfolio Turnover Rate	24.12[c]	17.81	30.45	52.26	21.53	44.33

Net Assets, end of period
($ x 1,000)	8,965	11,147	19,390	24,710	30,960	39,155

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
[d]	Annualized.
See notes to financial statements.

Six Months Ended
May 31, 2008			Year Ended November 30,

Class C Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	14.43	14.88	14.80	15.00	15.33	15.11
Investment Operations:
Investment income—net [a]	.22	.46	.47	.44	.46	.48
Net realized and unrealized
gain (loss) on investments	(.10)	(.42)	.32	(.17)	(.17)	.31
Total from Investment Operations	.12	.04	.79	.27	.29	.79
Distributions:
Dividends from
investment income—net	(.22)	(.46)	(.47)	(.44)	(.46)	(.49)
Dividends from net realized
gain on investments	(.04)	(.03)	(.24)	(.03)	(.16)	(.08)
Total Distributions	(.26)	(.49)	(.71)	(.47)	(.62)	(.57)
Net asset value, end of period	14.29	14.43	14.88	14.80	15.00	15.33

Total Return (%) [b]	.88[c]	.30	5.46	1.81	1.94	5.32

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.75[d]	1.75	1.74	1.73	1.75	1.77
Ratio of net expenses
to average net assets	1.62[d]	1.64	1.63	1.71	1.75	1.77
Ratio of net investment income
to average net assets	3.11[d]	3.16	3.19	2.95	3.06	3.16
Portfolio Turnover Rate	24.12[c]	17.81	30.45	52.26	21.53	44.33

Net Assets, end of period
($ x 1,000)	9,481	8,036	6,553	7,552	9,072	12,216

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
[d]	Annualized.
See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier New York AMT-Free Municipal Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal, New York state and New York city personal income taxes to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008 in valuing the fund’s investments carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities ($)	Instruments ($) †

Level 1—Quoted Prices	0	0
Level 2—Other Significant
Observable Inputs	149,856,180	0
Level 3—Significant
Unobservable Inputs	0	0
Total	149,856,180	0

+ Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

During the current year, the fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

expense in the current year. The adoption of FIN 48 had no impact on the operations of the fund for the period ended May 31, 2008.

As of and during the period ended May 31, 2008, the fund did not have any liabilities for any unrecognized tax benefits.The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2007, remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal years ended November 30, 2007, were as follows: tax exempt income $6,167,587 and long-term capital gains $330,071. The tax characters of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended May 31, 2008, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.The Manager has undertaken from December 1, 2007 through July 31, 2008, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses, exclusive of taxes, Rule 12b-1 distribution plan fees, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, do not exceed .85% of the value of the fund’s average daily net assets.The reduction in management fees, pursuant to the undertaking, amounted to $96,372 during the period ended May 31, 2008.

During the period ended May 31, 2008, the Distributor retained $6,545 from commissions earned on sales of the fund’s Class A shares and $11,177 and $33 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended May 31, 2008, Class B and Class C shares were charged $24,734 and $33,000, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2008, Class A, Class B and Class C shares were charged $165,898, $12,367 and $11,000, respectively, pursuant to the Shareholder Services Plan.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2008, the fund was charged $27,074 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York, a subsidiary of BNY Mellon and a Dreyfus affiliate, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2008, the fund was charged $1,751 pursuant to the cash management agreement.

The fund compensates The Bank of New York, under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2008, the fund was charged $8,515 pursuant to the custody agreement.

During the period ended May 31, 2008, the fund was charged $2,820 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $70,747, Rule 12b-1 distribution plan fees $9,795, shareholder services plan fees $32,158, custody fees $10,158, chief compliance officer fees $2,350 and transfer agency per account fees $10,516, which are offset against an expense reimbursement currently in effect in the amount of $16,545.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2008, amounted to $36,761,414 and $35,297,608, respectively.

The fund may participate in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities under the caption, “Payable for floating rate notes issued” in the Statement of Assets and Liabilities. At May 31, 2008, there were no floating rates notes issued outstanding.

At May 31, 2008, accumulated net unrealized appreciation on investments was $2,245,725, consisting of $3,480,396 gross unrealized appreciation and $1,234,671 gross unrealized depreciation.

At May 31, 2008, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

NOTE 5—Subsequent Event:

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2008, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier New York AMT-Free Municipal Bond Fund

By:	/s/ J. David Officer
J. David Officer,
President

Date:	July 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	July 23, 2008

By:	/s/ J. David Officer
James Windels,
Treasurer

Date:	July 23, 2008

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)